Inventories - Narrative (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Inventories [Line Items]
Inventories, write-down provision	€ 36,320	€ 35,510
Raw materials, write-down provision	20,092	21,728
Finished goods, write-down provision	2,466	591
Purchased goods, write-down provision	224	591
COVID VLA2001
Disclosure Of Inventories [Line Items]
Raw materials, write-down provision	17,200	17,200
IXIARO, DUKORAL and IXCHIQ
Disclosure Of Inventories [Line Items]
Raw materials and work in progress, write-down provision	16,500	17,200
Finished goods, write-down provision	2,500	600
Third party products
Disclosure Of Inventories [Line Items]
Purchased goods, write-down provision	€ 200	€ 600